Segment Information - Operating Financial Information of Two Reportable Segments and Discontinued segments (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from external customers	$ 78,020,855	$ 65,615,028	$ 81,083,384
Capital expenditure	1,502,775	6,020,163	7,613,631
Interest income	682,045	822,826	1,663,714
Interest expense	(243,092)	(137,688)	(159,548)
Depreciation and amortization	3,766,911	4,061,081	3,442,727
Segment profit (loss)	(6,420,878)	(10,555,557)	(1,963,301)
Total assets	94,983,760	99,667,943	108,225,843
Operating Segments [Member] | Electronic Components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from external customers	75,891,185	60,574,912	65,188,724
Capital expenditure	1,474,896	5,836,735	6,484,577
Interest expense	(213,862)	(129,775)	(109,749)
Depreciation and amortization	1,382,540	1,154,231	554,337
Segment profit (loss)	(3,881,464)	(1,107,157)	3,687,547
Total assets	41,822,978	42,999,530	29,618,065
Operating Segments [Member] | Others [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from external customers	2,129,670	2,117,989	1,638,346
Capital expenditure	27,879	148,269	358,813
Interest expense	(27,013)
Depreciation and amortization	1,903,109	379,122	223,915
Segment profit (loss)	(1,210,163)	(1,502,779)	(1,182,894)
Total assets	5,808,714	1,160,087	1,114,654
Corporate [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Capital expenditure		2,477	3,055
Interest income	682,045	822,826	1,663,714
Interest expense	(2,217)	(7,913)	(49,799)
Depreciation and amortization	481,262	1,328,884	1,328,267
Segment profit (loss)	(1,329,251)	(2,398,597)	(1,878,891)
Total assets	$ 47,352,068	55,456,124	61,289,608
Discontinued Operations [Member] | Operating Segments [Member] | Home Appliance [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment profit (loss)			725,773
Total assets			34
Discontinued Operations [Member] | Operating Segments [Member] | EMS [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from external customers		2,922,127	14,256,314
Capital expenditure		32,682	767,186
Depreciation and amortization		1,198,844	1,336,208
Segment profit (loss)		(5,547,024)	(3,314,836)
Total assets		$ 52,202	$ 16,203,482